UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2013 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 96.7%
$1,000,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250%	12/01/14	$1,058,260
865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	931,916
2,100,000	Oregon OH CSD UTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	2,262,456
250,000	Warren OH Wtr wks Rev Ser 1997	5.500	11/01/15	258,575
365,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	387,911
450,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	505,048
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,134,590
750,000	Cleveland OH LTGO Ser 2005 A Pre-refunded @ $100	5.000	10/01/17	818,828
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007 Pre-refunded @ $100	5.000	12/01/17	1,162,930
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,005,680
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	553,785
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,144,200
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,096,274
1,000,000	Univ of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,037,770
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,550,250
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,189,059
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,066,830
1,500,000	OH St Hgr Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,647,750
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,143,400
1,000,000	OH St Hgr Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,075,020
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	897,097
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,277,288
870,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,104,996
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,638,195
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	658,853
345,000	Univ of Toledo OH Ser 2011 B	5.000	06/01/29	364,755
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,039,200
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,021,690
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,022,540
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	933,915
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	336,797
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,035,430
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	940,080
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	522,985
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,043,510
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,585,980
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	755,475
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,039,070
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,000,670
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	991,710
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,391,481
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,076,430
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010 7	4.750	12/01/32	1,083,829
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,075,260
300,000	OH St Hgr Edl Fac Commis (Univ of Dayton) Ser 2013	4.000	12/01/33	272,733
1,000,000	OH Univ Gen Recpts Athens Ser 2013	5.000	12/01/33	1,044,780
	Total Fixed Rate Revenue and General Obligation Bonds			$49,185,281

1

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 2.1%
$1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy) Ser 2009	2.250%	08/01/29	$978,140
100,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.060	06/01/34	100,000
	Total Variable Rate Demand Notes			$1,078,140

	Total Investment Securities —98.8%
	(Cost $48,247,057)			$50,263,421

	Other Assets in Excess of Liabilities — 1.2%			624,480

	Net Assets — 100.0%			$50,887,901

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$50,263,421	$—	$50,263,421

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – September 30, 2013 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 22.6%
$500,000	Cincinnati OH Tech Clg Cmnty Ser 2002 C Pre-refunded @ $100	5.250%	10/01/13	$500,000
750,000	OH St Bldg Auth Ser 2010 C	3.000	10/01/13	750,000
100,000	OH St Bldg Auth (Admin Bldg Fund) Ser 2009 A	4.000	10/01/13	100,000
115,000	OH St Bldg Auth (St Facs Admin Bldg Fd Proj) Ser 2004 B	5.000	10/01/13	115,000
500,000	OH St Bldg Auth (St Facs Adult Correction) Ser 2004 C	5.000	10/01/13	500,000
350,000	OH St Bldg Auth (St Facs Adult Correctional) Ser 2011	5.000	10/01/13	350,000
105,000	OH St Bldg Auth (St Facs Adult Corrtl) Ser 2009 B	3.000	10/01/13	105,000
1,000,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	1,000,029
3,000,000	Dayton OH CSD (Sch Facs Construction Impt) UTGO Ser 2013	0.750	10/15/13	3,000,514
4,000,000	American Muni Pwr, Inc. OH (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	4,000,565
165,000	Hamilton OH (Purp Street Impt & Bld) LTGO Ser 2011	2.000	11/01/13	165,209
125,000	Toledo OH Wtrwks Rev Ser 2003 Pre-refunded @ $100	5.000	11/15/13	125,716
1,540,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.125	11/20/13	1,540,369
1,210,000	Pataskala OH (BANS Var Purp) LTGO Ser 2012	1.250	11/21/13	1,211,431
2,441,000	Miami Co OH (BANS Var Purp) LTGO Ser 2012	1.000	11/26/13	2,443,234
220,000	Bay Vlg OH CSD (Cap Apprec Ref Sch Impt) UTGO Ser 2006#	0.605	12/01/13	219,778
825,000	Columbus OH CSD (Ref Sch Facs Construction & Improve) UTGO Ser 2012	3.000	12/01/13	828,550
255,000	Goshen OH LSD (Classroom Facs) UTGO Ser 2000	6.250	12/01/13	257,354
160,000	Greene Co OH LTGO Ser 2011	2.250	12/01/13	160,478
2,900,000	Hilliard OH Sch Dist (Cap Apprec Sch Impt) UTGO Ser 2000#	0.399	12/01/13	2,898,076
250,000	Mason OH Cops (Mun Facs Proj) COP Ser 2010	3.000	12/01/13	251,060
100,000	Miami Univ OH Ser 2003 Pre-refunded @ $100	5.250	12/01/13	100,792
150,000	Middletown OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/13	151,147
600,000	OH St Hgr Edl Fac Commis Rev (Univ Dayton 2003 Proj) Ser 2006	5.000	12/01/13	604,715
150,000	OH St Hgr Edl Fac Rev (Case Western Reserve Univ Proj) Ser 2004 A Pre-refunded @ $100	5.000	12/01/13	151,139
415,000	Princeton OH CSD Spl (Perm Impt Tans) UTGO Ser 2012	2.000	12/01/13	415,997
185,000	Puerto Rico HFA (Prerefunded Cap Gd Prog) Ser 2003 Pre-refunded @ $100	5.000	12/01/13	186,436
980,000	Solon OH Sch Dist (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.000	12/01/13	987,541
300,000	Sugarcreek OH LSD (Sch Impt) UTGO Ser 2003 Pre-refunded @ $100	5.250	12/01/13	302,430
500,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B Pre-refunded @ $100	5.000	12/01/13	503,787
130,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B Pre-refunded @ $100	5.500	01/01/14	131,667
100,000	Univ of Akron OH Ser 2004 B Pre-refunded @ $100	4.500	01/01/14	101,008
3,100,000	Brown OH LSD (BANS Sch Facs Impt) LTGO Ser 2013	1.050	03/12/14	3,111,067
2,500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	2,509,423
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	1,204,513
500,000	OH St (Higher Ed) UTGO Ser 2004 Pre-refunded @ $100	4.500	05/01/14	511,758
1,750,000	New Albany OH Cmnty Auth (Multi Purpose Infrastructure) Ser 2013	1.250	05/30/14	1,757,464
150,000	Mason OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.000	06/01/14	154,597
100,000	OH Univ Gen Recpts Athens Ser 2004 Pre-refunded @ $100	5.000	06/01/14	103,058
150,000	Univ of Cincinnati OH Gen Recpts Ser 2004 A	4.000	06/01/14	153,573
125,000	OH St Major New State Infras Ser 2008 1	5.500	06/15/14	129,522
100,000	Columbus OH UTGO Ser 2004 1	5.000	07/01/14	103,448
1,180,000	Kirtland OH (BANS Var Purp) LTGO Ser 2013	1.000	07/02/14	1,183,517
2,900,000	Williams Co OH (BANS Bldg Impt) UTGO Ser 2013	1.250	07/31/14	2,918,009
1,700,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2013	1.000	08/07/14	1,701,449
1,000,000	Hamilton OH (BANS Various Purpose) LTGO Ser 2013	1.000	10/02/14	1,003,960
	Total Fixed Rate Revenue and General Obligation Bonds			$40,704,380

3

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 79.6%
$685,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 1997 A (LOC: PNC Bank NA)	0.070%	05/15/17	$685,000
400,000	OH St (Infra Impt) UTGO Ser 2003 B	0.060	08/01/17	400,000
525,000	Hamilton Co OH Econ Dev Rev (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.180	12/01/17	525,000
6,000,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank PLC)	0.070	07/01/20	6,000,000
4,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.050	08/01/21	4,000,000
2,420,000	OH St EDR (Ymca Greater Cincinnati Proj) Ser 2001 (LOC: Bank One NA)	0.090	11/01/21	2,420,000
1,800,000	Franklin Co OH Hosp Rev (Ref & Impt U.S. Hlth Corp) Ser 1996 A (LOC: U.S. Bank NA)	0.070	12/01/21	1,800,000
1,955,000	OH St Univ (The) Ser 2001	0.070	12/01/21	1,955,000
1,800,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) Ser 2002 (LOC: U.S. Bank NA)	0.090	04/01/22	1,800,000
490,000	Cuyahoga Co OH Econ Dev Rev (North Coast Cmnty Homes Proj) Ser 2002 (LOC: PNC Bank NA)	0.170	07/01/22	490,000
2,410,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.090	10/01/23	2,410,000
2,485,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.250	11/01/23	2,485,000
905,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.170	06/01/24	905,000
1,600,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc Proj) Ser 2004 (LOC: U.S. Bank NA)	0.090	07/01/24	1,600,000
500,000	OH St (Common Schs) UTGO Ser 2005 A	0.050	03/15/25	500,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.070	11/01/25	5,500,000
470,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.250	11/01/25	470,000
1,000,000	OH St Air Quality Dev Auth (Ohio Vy Elec Corp Proj Ser B) Ser 2009 (LOC: Bank of Nova Scotia)	0.060	02/01/26	1,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank of Nova Scotia)	0.070	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.080	02/01/26	4,600,000
7,960,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.050	12/01/26	7,960,000
835,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: PNC Bank NA)	0.170	02/01/27	835,000
485,000	Englewood OH IDR (YMCA Dayton Ohio Proj) Ser 2001 A (LOC: JP Morgan Chase Bank NA)	0.140	03/01/27	485,000
1,200,000	OH St Univ (The) Ser 1997	0.060	12/01/27	1,200,000
4,130,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.070	04/01/28	4,130,000
3,020,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.070	05/15/28	3,020,000
1,965,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.070	05/15/28	1,965,000
4,000,000	Puerto Rico Highway & Transprt Ser 2008 A (LOC: Scotiabank)	0.060	07/01/28	4,000,000
1,000,000	Franklin Co OH Hosp Rev (Sub Doctors Ohiohealth) Ser 1998 B (LOC: National City Bank)	0.080	12/01/28	1,000,000
3,200,000	Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp) Ser 2006 A (LOC: PNC Bank NA)	0.070	11/01/29	3,200,000
7,850,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.040	10/01/31	7,850,000
1,765,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.090	12/01/32	1,765,000
455,000	OH St Hgr Edl Fac Rev (Marietta College Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.080	12/01/32	455,000
7,500,000	Cleveland OH Wtrwks Rev Ser 2012 Q (LOC: Bank of NY Mellon)	0.060	01/01/33	7,500,000

4

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 79.6% (Continued)
$3,135,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) Ser 2008 (LOC: U.S. Bank NA)	0.070%	03/01/33	$3,135,000
2,210,000	OH St Wtr Dev Auth Rev (Firstenergy) Ser 2010 C (LOC: UBS AG)	0.110	06/01/33	2,210,000
3,200,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Nucle) Ser 2012 (LOC: Bank of Nova Scotia)	0.060	10/01/33	3,200,000
1,100,000	OH St Air Quality Dev Auth (Firstenergy Nucle) Ser 2006 B (LOC: Wells Fargo Bank NA)	0.040	12/01/33	1,100,000
1,035,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg) Ser 2004 A (LOC: U.S. Bank NA)	0.070	03/01/34	1,035,000
7,600,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.060	06/01/34	7,600,000
2,900,000	Akron Bath Copley Jt Twp OH Ho (Hosp Facs Summa Hlth Sys) Ser 2004 B (LOC JP Morgan Chase Bank NA):	0.080	11/01/34	2,900,000
1,805,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.190	01/01/35	1,805,000
2,445,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.060	06/01/35	2,445,000
1,700,000	OH St Univ (The) Ser 2005 B	0.050	06/01/35	1,700,000
2,800,000	OH St Univ (The) Ser 2010 E	0.080	06/01/35	2,800,000
1,100,000	Cleveland-Cuyahoga Co OH Port Auth (Carnegie/89Th Garage Proj) Ser 2007(LOC: JP Morgan Chase Bank)	0.070	01/01/37	1,100,000
350,000	Lima OH Hosp Rev (Facs Lima Mem Hosp Proj) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.080	04/01/37	350,000
400,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.070	05/15/37	400,000
4,610,000	Butler Co OH Port Auth Econ (Impt Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.100	09/01/37	4,610,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.070	05/01/38	4,905,000
2,000,000	OH St Hgr Edl Fac Commis (Cleveland Clinic Hlth Sys Obli) Ser 2013 (LIQ: Wells Fargo Bank NA)	0.030	01/01/39	2,000,000
4,400,000	OH St Hgr Edl Fac Commis Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.060	01/01/39	4,400,000
7,300,000	Montgomery Co OH Rev (Miami VY Hosp Rmkt) Ser 2011 B (SPA: Barclays Bank PLC)	0.060	11/15/39	7,300,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser 2007 B (LOC: PNC Bank NA)	0.080	11/01/40	300,000
	Total Variable Rate Demand Notes			$143,205,000

	Total Investment Securities —102.2%
	(Cost $183,909,380)			$183,909,380

	Liabilities in Excess of Other Assets — (2.2%)			(3,916,163)

	Net Assets — 100.0%			$179,993,217

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below,

5

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$183,909,380	$—	$183,909,380

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – September 30, 2013 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds— 17.1%
$100,000	Harris Cnty TX (Ref Road) UTGO Ser 2003 B Pre-refunded @ $100	5.250%	10/01/13	$100,000
300,000	MA St (Cons Ln) UTGO Ser 2003 D Pre-refunded @ $100	5.250	10/01/13	300,000
150,000	NC St Med Care Com (Cape Fear Vy Health Sys) Ser 2008 C Pre-refunded @ $100	5.500	10/01/13	150,000
100,000	Prince Georges Cnty MD (Cons Pub Impt) LTGO Ser 2003 A Pre-refunded @ $100	5.000	10/01/13	100,000
175,000	Stuart FL Utilities Rev (Ref & Impt Pub) Ser 2003 Pre-refunded @ $100	4.875	10/01/13	175,000
100,000	Univ of AL AL Univ Rev Ser 2003 A Pre-refunded @ $100	4.250	10/01/13	100,000
250,000	Hamilton OH (BANS Var Purp) LTGO Ser 2012	1.125	10/03/13	250,007
100,000	MI St Bldg Auth (Ref Facs Proj) Ser 2003 II Pre-refunded @ $100	5.000	10/15/13	100,175
400,000	AMP OH, Inc (BANS Var Purp) UTGO Ser 2012	1.000	10/24/13	400,057
500,000	Springboro OH Rev (BANS Real Estate Acquisition) Ser 2012	1.250	10/24/13	500,188
225,000	Anchor Bay MI Sch Dist (Sch Bldg & Site) UTGO Ser 2003 Pre-refunded @ $100	4.750	11/01/13	225,804
115,000	Hillsborough Co FL Cmnty Inv Ser 2004 Pre-refunded @ $101	5.000	11/01/13	116,589
250,000	ME St Muni Bond Bank (Swr & Wastewater Pg) Ser 2003 A Pre-refunded @ $100	4.100	11/01/13	250,804
100,000	State Public Sch Bldg Auth PA (Prerefunded Conneaut Sch Dist) Ser 2003 Pre-refunded @ $100	5.250	11/01/13	100,401
100,000	Utica MI Cmnty Schs (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	11/01/13	100,381
200,000	Montgomery Cnty OH Rev (Miami Valley Hosp) Ser 2009 A	4.000	11/15/13	200,873
100,000	Denver CO Convention Center Hotel Auth Ser 2003 A Pre-refunded @ $100	5.000	12/01/13	100,754
125,000	GA St UTGO Ser 2003 D Pre-refunded @ $100	4.500	12/01/13	125,854
195,000	OH St Major New Street Infra Ser 2006 1	5.000	12/15/13	196,817
225,000	SC St Public Svc Ser 2004 A Pre-refunded @ $100	5.000	01/01/14	227,587
100,000	WA St UTGO Ser 2004 D Pre-refunded @ $100	5.000	01/01/14	101,175
200,000	NY City NY Transitionalf (Prerefunded Future Tax Secd Se) Ser 2004 Pre-refunded@ $100	5.000	02/01/14	203,022
100,000	San Antonio TX Elec & Gas Rev (Refunded Bal) Ser 2003 A	5.250	02/01/14	101,628
100,000	Brazosport TX Indep Sch Dist UTGO Ser 2004 Pre-refunded @ $100	5.250	02/15/14	101,780
200,000	Conroe TX Indep Sch Dist (Schoolhouse) UTGO Ser 2004 Pre-refunded @ $100	5.000	02/15/14	203,282
135,000	Houston TX Hlth Facs Dev Corp. (Buckingham Sr Living Cmnty) Ser 2004 A Pre-refunded @ $101	7.000	02/15/14	139,652
900,000	Brown OH LSD (BANS Sch Facs Impt) LTGO Ser 2013	1.050	03/12/14	903,213
500,000	Butler Technology & Career Dev (BANS Sch Impt) UTGO Ser 2013	1.500	03/13/14	501,885
100,000	NY St Urban Dev Corp. (St Pers Income Tax St Facs) Ser 2004 A-1 Pre-refunded @ $100	5.000	03/15/14	102,011
200,000	OH St Bldg Auth (St Facs Admin Bldg Fd Projs) Ser 2008 A	3.875	04/01/14	203,399
300,000	Springboro OH (BANS Street Impt) LTGO Ser 2013	1.250	04/03/14	301,128
250,000	Fishers IN Redev Auth Lease Re (BANS) Revenue Notes Ser 2013	0.750	04/12/14	250,000
100,000	Gull Lake MI Cmnty Sch Dist (Sch Bldg & Site) UTGO Ser 2004 Pre-refunded @ $100	5.000	05/01/14	102,635
100,000	Licking Heights OH LSD UTGO Ser 2004 Pre-refunded @ $100	4.750	06/01/14	102,816
100,000	NC St COP (Repair & Renovation Proj) Ser 2004 B Pre-refunded @ $100	4.000	06/01/14	102,390
100,000	OH St Wtr Dev Auth Wtr Poll Ser 2003	5.250	06/01/14	103,294
150,000	Univ Of Toledo OH Ser 2004 Pre-refunded @ $100	4.125	06/01/14	153,817
100,000	MD St Hlth & Hgr Edl (Civista Med Ctr) Ser 2005 Pre-refunded @ $100	5.000	07/01/14	103,328
600,000	Williams Co OH (BANS Bldg Impt) UTGO Ser 2013	1.250	07/31/14	603,726
300,000	Los Rios CA Cmnty Clg Dist (Election 2002) UTGO Ser 2006 C Pre-refunded @ $102	4.250	08/01/14	315,450
315,000	AMP OH, Inc. (BANS Elec Sys) Revenue Notes Ser 2013	1.000	08/07/14	315,268
200,000	IL St Fin Auth Rev (Northwestern Mem Hosp) Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	208,945
100,000	AZ St Univ COP (Research Infrastructure Projs) Ser 2004 Pre-refunded @ $100	5.250	09/01/14	104,434
250,000	Hamilton OH (BANS Various Purpose) LTGO Ser 2013	1.000	10/02/14	250,990
	Total Fixed Rate Revenue and General Obligation Bonds			$9,400,559

7

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 84.8%
$1,500,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.040%	10/01/13	$1,500,000
2,000,000	Pitkin Cnty CO IDR (Aspen Skiing Co Proj) Ser A (LOC: JP Morgan Chase Bank NA)	0.070	04/01/16	2,000,000
1,100,000	OH St (Infrastructure Impt) UTGO Ser 2003 B	0.060	08/01/17	1,100,000
210,000	Franklin Co OH IDR (Ohio Girl Scout Council) Ser 1988 (LOC: National City Bank)	0.440	09/01/18	210,000
630,000	Monroe OH Tax Incr Rev (Corridor 75 Pk Ltd Proj) Tax Allocation Ser 1999 (LOC: PNC Bank NA)	0.090	12/01/18	630,000
1,105,000	Coshocton Co OH Hosp Facs Rev (Mem Hosp Proj) Ser 1999 (LOC: JP Morgan Chase NA)	0.070	03/01/19	1,105,000
335,000	Summit Co OH IDR (S A Comunale Inc. Proj.) Ser 1999 (LOC: PNC Bank NA)	0.160	06/01/19	335,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank of Nova Scotia)	0.070	10/01/19	750,000
460,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.420	05/01/20	460,000
230,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.370	11/01/20	230,000
380,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.420	07/01/21	380,000
1,075,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.170	03/01/22	1,075,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.100	07/01/22	600,000
1,500,000	Columbia AL IDB Poll (AL Pwr Co Proj) Ser 1995 E	0.090	10/01/22	1,500,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank of NY Mellon)	0.060	12/01/22	1,200,000
900,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) Ser 2003 (LOC: M&I Marshall & Ilsley)	0.270	12/01/23	900,000
1,350,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc Proj) Ser 2004 (LOC: U.S. Bank NA)	0.090	07/01/24	1,350,000
1,020,000	Springfield MO IDA (Dmp Pptys LLC Proj) Ser 2005 (LOC: Guaranty Bank)	0.200	08/01/25	1,020,000
110,000	Tucson AZ IDA (Fluoresco Old Nogales) Ser 2000 (LOC: Bank One Arizona NA)	0.320	08/01/25	110,000
1,160,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.200	06/01/27	1,160,000
1,120,000	Lexington-Fayette Co Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.220	12/01/27	1,120,000
500,000	Lexington-Fayette KY Urban Cnty (Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.320	12/01/27	500,000
870,000	Hendersonville TN Indl Dev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.090	02/15/28	870,000
825,000	MS St Business Fin Co (Chevron USA Inc Proj) Ser 2009 G	0.030	12/01/30	825,000
890,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.240	12/01/30	890,000
1,000,000	Blue Ash OH EDR (Ursuline Academy Proj) Ser 2011 (LOC: PNC Bank NA)	0.070	06/01/31	1,000,000
480,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.070	07/01/31	480,000
1,700,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.040	10/01/31	1,700,000
1,600,000	Columbus OH Swr Rev Ser 2008 B	0.050	06/01/32	1,600,000
700,000	Duval Cnty FL Hsg Fin Auth (Glades Apts) Ser 2002 (LOC: FHLMC)	0.070	10/01/32	700,000
800,000	OH St Air Quality Dev Auth (Poll Control First Energy) Ser 2008 (LOC: Bank of Nova Scotia)	0.060	11/01/32	800,000
300,000	OH St Air Quality Dev Auth (Poll Control First Energy Nuclear) Ser 2006 (LOC: Wells Fargo Bank NA)	0.040	12/01/33	300,000
2,200,000	Allen Cnty OH Hosp Facs Rev (Catholic Healthcare) Ser 2012 C (LOC: Union Bank NA)	0.060	06/01/34	2,200,000
1,535,000	VT St Edl & Hlth Bldg (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.040	10/01/34	1,535,000
1,000,000	Butler Cnty OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.060	06/01/35	1,000,000
700,000	Alachua Co FL HFA M (Hsg Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.100	09/15/35	700,000
1,100,000	MS St Business Fin Co (Chevron Usa Inc) Ser 2010 L	0.060	11/01/35	1,100,000
2,000,000	New York NY UTGO Ser 2006 I6 (LOC: Bank Of NY Mellon Trust)	0.050	04/01/36	2,000,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.070	11/01/36	1,050,000

8

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 84.8% (Continued)
$1,500,000	Sarasota Co FL Public Hosp D (Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.030%	07/01/37	$1,500,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.070	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.070	10/01/38	1,000,000
500,000	Chatom AL IDB Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.550	11/15/38	500,000
1,000,000	OH St Hgr Edl Fac Comm (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.060	01/01/39	1,000,000
620,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.070	07/01/39	620,000
685,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) LTGO Ser 2004 B (LOC: FHLB)	0.100	12/01/39	685,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.120	11/01/42	1,000,000
300,000	OH St Hgr Edl Fac Rev (Case Western Reserve) Ser 2008 B-1 (LOC: U.S. Bank NA)	0.070	12/01/44	300,000
1,000,000	Montgomery Cnty OH Rev (Miami Valley Hosp) Ser 2011 C (SPA: JP Morgan Chase Bank NA)	0.030	11/15/45	1,000,000
	Total Variable Rate Demand Notes			$46,515,000

	Total Investment Securities —101.9%
	(Cost $55,915,559)			55,915,559

	Liabilities in Excess of Other Assets — (1.9%)			(1,022,148)

	Net Assets — 100.0%			$54,893,411

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$55,915,559	$—	$55,915,559

See accompanying Notes to Portfolios of Investments.

9

Notes to Portfolios of Investments

September 30, 2013 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the final maturity dates. The interest rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2013.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC - Home Funding Corp.

IBR - Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LLC – Limited Liability Company

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

10

Notes to Portfolios of Investments

September 30, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value” as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NASDAQ official closing price (“NOCP”) are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the New York Stock Exchange (“NYSE”), the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

11

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

When-issued on delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2013, the following Fund had the federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax Free Bond Fund	$48,247,057	$2,372,224	$(355,860)	$2,016,364

12

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/26/13

* Print the name and title of each signing officer under his or her signature.